UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANANGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-02679

DAVIS SERIES, INC.

(Exact name of registrant as specified in charter)

2949 East Elvira Road, Suite 101

Tucson, AZ 85756

(Address of principal executive offices)

Thomas D. Tays

Davis Selected Advisers, L.P.

2949 East Elvira Road, Suite 101

Tucson, AZ 85756

(Name and address of agent for service)

Registrant’s telephone number, including area code: 520-806-7600

Date of fiscal year end: December 31, 2009

Date of reporting period: March 31, 2009

ITEM 1. SCHEDULE OF INVESTMENTS

DAVIS SERIES, INC.	Schedule of Investments
DAVIS OPPORTUNITY FUND	March 31, 2009 (Unaudited)

Shares	Security	Value
COMMON STOCK - (95.75%)
CONSUMER DISCRETIONARY – (20.75%)
Automobiles & Components – (0.11%)
34,990	Johnson Controls, Inc.	$419,880

Consumer Durables & Apparel – (3.83%)
349,610	Garmin Ltd.	7,413,480
323,279	Hunter Douglas NV (Netherlands)	7,545,138

		14,958,618

Consumer Services – (3.53%)
173,830	H&R Block, Inc.	3,161,968
387,750	Yum! Brands, Inc.	10,655,370

		13,817,338

Media – (12.09%)
1,360,400	Comcast Corp., Special Class A	17,508,348
592,020	Grupo Televisa S.A., ADR (Mexico)	8,075,153
275,416	Lagardere S.C.A. (France)	7,728,512
44,180	Liberty Media Corp. - Entertainment, Series A *	882,274
132,500	News Corp., Class A	877,150
671,800	Walt Disney Co.	12,199,888

		47,271,325

Retailing – (1.19%)
38,440	CarMax, Inc. *	478,194
69,970	Liberty Media Corp. - Interactive, Series A *	202,563
92,500	Netflix Inc. *	3,974,262

		4,655,019

	Total Consumer Discretionary	81,122,180

CONSUMER STAPLES – (0.92%)
Food & Staples Retailing – (0.05%)
4,140	Costco Wholesale Corp.	191,723

Food, Beverage & Tobacco – (0.87%)
140,905	Heineken Holding NV (Netherlands)	3,415,893

	Total Consumer Staples	3,607,616

ENERGY – (6.65%)
85,800	Devon Energy Corp.	3,834,402
111,800	Occidental Petroleum Corp.	6,221,670
224,110	Tenaris S.A., ADR (Argentina)	4,520,299
194,159	Transocean Ltd. *	11,424,315

	Total Energy	26,000,686

FINANCIALS – (14.20%)
Banks – (0.78%)
	Commercial Banks – (0.78%)
214,300	Wells Fargo & Co.	3,051,632

Diversified Financials – (8.47%)
	Capital Markets – (4.51%)
398,810	Bank of New York Mellon Corp.	11,266,382
382,500	Charles Schwab Corp.	5,924,925
251,315	E*TRADE Financial Corp. *	311,631
5,782	Julius Baer Holding AG (Switzerland)	142,068

		17,645,006

	Diversified Financial Services – (3.96%)
1,201	CME Group Inc.	297,404
691,250	Oaktree Capital Group LLC, Class A (a)	9,331,875

DAVIS SERIES, INC.	Schedule of Investments
DAVIS OPPORTUNITY FUND - (CONTINUED)	March 31, 2009 (Unaudited)

Shares	Security	Value
COMMON STOCK - (CONTINUED)
FINANCIALS – (CONTINUED)
Diversified Financials – (Continued)
	Diversified Financial Services – (Continued)
110,235	Pargesa Holdings S.A., Bearer Shares (Switzerland)	$5,849,010

		15,478,289

		33,123,295

Insurance – (4.95%)
	Insurance Brokers – (0.15%)
31,746	Brown & Brown, Inc.	600,317

	Life & Health Insurance – (0.21%)
52,160	Power Corp. of Canada (Canada)	812,931

	Property & Casualty Insurance – (3.32%)
1,800	Berkshire Hathaway Inc., Class B *	5,076,000
26,944	Markel Corp. *	7,648,863
51,740	MBIA Inc. *	236,969

		12,961,832

	Reinsurance – (1.27%)
1,900	Everest Re Group, Ltd.	134,520
17,570	RenaissanceRe Holdings Ltd.	868,661
111,325	Transatlantic Holdings, Inc.	3,970,963

		4,974,144

		19,349,224

	Total Financials	55,524,151

HEALTH CARE – (17.07%)
Health Care Equipment & Services – (3.61%)
7,950	Becton, Dickinson and Co.	534,558
14,605	Cardinal Health, Inc.	459,765
250,190	IDEXX Laboratories, Inc. *	8,640,312
10,500	Laboratory Corp. of America Holdings *	614,145
65,400	Medtronic, Inc.	1,927,338
91,590	UnitedHealth Group Inc.	1,916,979

		14,093,097

Pharmaceuticals, Biotechnology & Life Sciences – (13.46%)
422,660	Johnson & Johnson	22,231,916
266,900	Pfizer Inc.	3,635,178
1,136,200	Schering-Plough Corp.	26,757,510

		52,624,604

	Total Health Care	66,717,701

INDUSTRIALS – (6.75%)
Capital Goods – (3.75%)
1,360,568	Blount International, Inc. *	6,285,824
262,570	Shaw Group Inc. *	7,197,044
20,390	Siemens AG, Registered (Germany)	1,164,056

		14,646,924

Commercial & Professional Services – (1.61%)
1,630	D&B Corp.	125,510
278,510	Iron Mountain Inc. *	6,174,567

		6,300,077

Transportation – (1.39%)
958,000	Clark Holdings, Inc. *(b)	598,750

DAVIS SERIES, INC.	Schedule of Investments
DAVIS OPPORTUNITY FUND - (CONTINUED)	March 31, 2009 (Unaudited)

Shares/Principal	Security	Value
COMMON STOCK - (CONTINUED)
INDUSTRIALS – (CONTINUED)
Transportation – (Continued)
82,700	Kuehne & Nagel International AG, Registered (Switzerland)	$4,825,503

		5,424,253

	Total Industrials	26,371,254

INFORMATION TECHNOLOGY – (23.33%)
Semiconductors & Semiconductor Equipment – (3.30%)
781,680	Texas Instruments Inc.	12,905,537

Software & Services – (16.08%)
666,400	Activision Blizzard, Inc. *	6,967,212
152,772	Convera Corp., Class A *	27,117
94,169	Google Inc., Class A *	32,729,378
740,560	Microsoft Corp.	13,581,870
164,000	SAP AG, ADR (Germany)	5,787,560
294,500	Yahoo! Inc. *	3,771,072

		62,864,209

Technology Hardware & Equipment – (3.95%)
546,000	Agilent Technologies, Inc. *	8,392,020
296,540	Cisco Systems, Inc. *	4,967,045
64,900	Hewlett-Packard Co.	2,080,694

		15,439,759

	Total Information Technology	91,209,505

MATERIALS – (5.50%)
59,000	Monsanto Co.	4,902,900
262,560	Sigma-Aldrich Corp.	9,911,640
961,400	Sino-Forest Corp. (Canada)*	6,702,654

	Total Materials	21,517,194

TELECOMMUNICATION SERVICES – (0.22%)
27,550	American Tower Corp., Class A *	838,347

	Total Telecommunication Services	838,347

UTILITIES – (0.36%)
80,250	NRG Energy, Inc. *	1,412,400

	Total Utilities	1,412,400

	TOTAL COMMON STOCK – (Identified cost $499,038,317)	374,321,034

CONVERTIBLE BONDS - (0.94%)
TELECOMMUNICATION SERVICES – (0.94%)
$5,600,000	Level 3 Communications, Inc., Conv. Sr. Notes, 10.00%, 05/01/11	3,661,000

	TOTAL CONVERTIBLE BONDS – (Identified cost $5,600,000)	3,661,000

SHORT TERM INVESTMENTS - (3.41%)
5,130,000	Banc of America Securities LLC Joint Repurchase Agreement,
	0.22%, 04/01/09, dated 03/31/09, repurchase value of $5,130,031
	(collateralized by: U.S. Government agency mortgage in a pooled cash account, 5.00%, 07/01/35, total market value $5,232,600)	5,130,000
4,109,000	Citigroup Global Markets, Inc. Joint Repurchase Agreement,
	0.15%, 04/01/09, dated 03/31/09, repurchase value of $4,109,017
	(collateralized by: U.S. Government agency mortgages in a pooled cash account, 4.00%-6.525%, 04/01/18-03/01/39, total market value $4,191,180)	4,109,000

DAVIS SERIES, INC.	Schedule of Investments
DAVIS OPPORTUNITY FUND - (CONTINUED)	March 31, 2009 (Unaudited)

Principal		Security			Value
SHORT TERM INVESTMENTS - (CONTINUED)
$3,078,000	Goldman, Sachs & Co. Joint Repurchase Agreement,
	0.12%, 04/01/09, dated 03/31/09, repurchase value of $3,078,010
	(collateralized by: U.S. Government agency mortgages in a pooled cash account, 4.00%-8.50%, 04/01/15-03/01/39, total market value $3,139,560)				$3,078,000
1,026,000	Mizuho Securities USA, Inc., Joint Repurchase Agreement,
	0.30%, 04/01/09, dated 03/31/09, repurchase value of $1,026,009
	(collateralized by: U.S. Government obligation in a pooled cash account, 3.875%, 09/15/10, total market value $1,046,520)				1,026,000

	TOTAL SHORT TERM INVESTMENTS – (Identified cost $13,343,000)				13,343,000

Total Investments – (100.10%) – (Identified cost $517,981,317) – (c)					391,325,034
Liabilities Less Other Assets – (0.10%)					(395,523)

	Net Assets – (100.00%)				$390,929,511

ADR: American Depositary Receipt
*					Non-Income producing security.
(a)

Illiquid Security – Securities may be considered illiquid if they lack a readily available market or if valuation has not changed for a certain period of time. The aggregate value of illiquid securities amounted to $9,331,875, or 2.39% of the Fund’s net assets as of March 31, 2009.

(b)

Affiliated Company. Represents ownership of at least 5% of the voting securities of the issuer and is an affiliate, as defined in the Investment Company Act of 1940, at or during the period ended March 31, 2009. The aggregate fair value of the securities of affiliated companies held by the Fund as of March 31, 2009, amounts to $598,750. Transactions during the period in which the issuers were affiliates are as follows:

Security	Shares December 31, 2008	Gross Additions	Gross Reductions	Shares March 31, 2009	Dividend Income
Clark Holdings, Inc.	958,000	–	–	958,000	$–
(c)					Aggregate cost for federal income tax purposes is $523,189,089. At March 31, 2009 unrealized appreciation (depreciation) of securities for federal income tax purposes is as follows:
Unrealized appreciation					$23,322,959
Unrealized depreciation					(155,187,014)

	Net unrealized depreciation				$(131,864,055)

Please refer to "Notes to Schedule of Investments" on page 21 for the Fund's policy regarding valuation of investments.
For information regarding the Fund's other significant accounting policies, please refer to the Fund's most recent Semi-Annual or Annual Shareholder Report.

DAVIS SERIES, INC.	Schedule of Investments
DAVIS GOVERNMENT BOND FUND	March 31, 2009 (Unaudited)

Principal	Security	Value
GOVERNMENT AGENCY NOTES - (8.68%)
$125,000	Fannie Mae, 6.50%, 07/15/09	$127,263
500,000	Fannie Mae, 4.00%, 11/09/09	510,577
500,000	Fannie Mae, 5.00%, 07/28/10	525,818
3,000,000	Fannie Mae, 4.00%, 08/18/11	3,035,434
400,000	Fannie Mae, 4.00%, 01/28/13	429,104
500,000	Federal Farm Credit Bank, 4.125%, 07/17/09	505,743
340,000	Federal Farm Credit Bank, 4.50%, 10/04/10	356,505
600,000	Federal Home Loan Bank, 5.00%, 11/03/09	615,868
1,000,000	Federal Home Loan Bank, 4.875%, 03/12/10	1,039,131
185,000	Federal Home Loan Bank, 4.75%, 08/13/10	194,137
970,828	Federal Home Loan Bank, 5.30%, 06/15/12	1,032,148
2,000,000	Federal Home Loan Bank, 4.95%, 07/09/12	2,022,791
1,003,461	Final Maturity Amortizing Notes, 4.10%, 01/25/10	1,016,205
2,522,159	Final Maturity Amortizing Notes, 4.62%, 04/25/10	2,575,377
716,399	Final Maturity Amortizing Notes, 4.10%, 11/25/10	731,497
200,000	Freddie Mac, 4.00%, 09/22/09	203,431
200,000	Freddie Mac, 5.00%, 10/18/10	211,677

	TOTAL GOVERNMENT AGENCY NOTES – (Identified cost $14,857,759)	15,132,706

MORTGAGES - (87.74%)
COLLATERALIZED MORTGAGE OBLIGATIONS – (48.09%)
535,000	Fannie Mae, 4.50%, 01/25/14	551,130
68,894	Fannie Mae, 5.00%, 07/25/15	69,688
1,702,335	Fannie Mae, 5.00%, 02/25/17	1,748,690
4,340,493	Fannie Mae, 4.50%, 04/25/17	4,452,420
3,206,140	Fannie Mae, 5.00%, 12/25/17	3,279,450
1,265,000	Fannie Mae, 4.00%, 01/25/19	1,304,465
7,311,168	Fannie Mae, 4.00%, 12/25/20	7,529,539
1,421,858	Fannie Mae, 4.50%, 07/25/21	1,435,479
3,083,542	Fannie Mae, 4.00%, 11/25/22	3,110,040
638,440	Fannie Mae, 5.00%, 08/25/23	642,264
1,404,008	Fannie Mae, 5.50%, 11/25/23	1,470,304
387,357	Fannie Mae, 8.00%, 12/17/24	395,855
493,895	Fannie Mae, 5.00%, 02/25/25	501,031
812,947	Fannie Mae, 5.50%, 11/25/25	822,162
174,902	Fannie Mae, 5.50%, 01/25/28	174,746
1,801,565	Fannie Mae, 5.50%, 06/25/30	1,804,348
655,463	Freddie Mac, 4.00%, 09/15/10	667,283
148,267	Freddie Mac, 5.00%, 08/15/14	148,610
3,417,500	Freddie Mac, 4.00%, 10/15/15	3,499,852
1,610,132	Freddie Mac, 5.00%, 08/15/16	1,646,556
600,000	Freddie Mac, 4.00%, 01/15/17	618,726
5,000,000	Freddie Mac, 4.00%, 01/15/17	5,177,247
1,820,577	Freddie Mac, 5.00%, 01/15/18	1,876,086
1,120,910	Freddie Mac, 4.50%, 09/15/18	1,131,113
5,021,076	Freddie Mac, 4.25%, 03/15/19	5,196,436
3,860,846	Freddie Mac, 5.00%, 12/15/22	3,906,566
4,928,234	Freddie Mac, 4.00%, 08/15/23	5,051,353
354,863	Freddie Mac, 5.00%, 06/15/25	360,092
2,015,352	Freddie Mac, 5.50%, 10/15/25	2,031,936
2,245,814	Freddie Mac, 5.50%, 02/15/26	2,261,573
300,000	Freddie Mac, 5.00%, 05/15/27	308,113

DAVIS SERIES, INC.	Schedule of Investments
DAVIS GOVERNMENT BOND FUND - (CONTINUED)	March 31, 2009 (Unaudited)

Principal	Security	Value
MORTGAGES - (CONTINUED)
COLLATERALIZED MORTGAGE OBLIGATIONS – (CONTINUED)
$1,886,898	Freddie Mac, 5.00%, 05/15/27	$1,928,712
2,000,000	Freddie Mac, 5.00%, 10/15/27	2,043,541
2,195,879	Freddie Mac, 5.50%, 12/15/27	2,214,848
256,265	Freddie Mac, 6.00%, 03/15/30	265,808
1,412,531	Freddie Mac, 5.50%, 01/15/31	1,461,491
1,717,546	Freddie Mac, 4.25%, 06/15/33	1,747,825
95,329	Ginnie Mae, 6.00%, 03/20/14	95,468
833,389	Ginnie Mae, 6.00%, 05/16/30	837,073
5,000,000	Ginnie Mae, 5.00%, 02/16/32	5,168,750
4,793,060	Ginnie Mae, 5.00%, 08/20/32	4,861,104

	Total Collateralized Mortgage Obligations	83,797,773

FANNIE MAE POOLS – (17.58%)
151,295	5.50%, 09/01/09, Pool No. 254469	151,963
1,971,614	4.50%, 11/01/09, Pool No. 254566	1,986,614
302,388	4.00%, 08/01/10, Pool No. 254861	305,801
643,808	4.00%, 09/01/10, Pool No. 254901	653,042
2,124,634	3.50%, 04/01/11, Pool No. 255245	2,144,135
479,069	4.50%, 01/01/13, Pool No. 254646	494,040
1,222,536	4.564%, 01/01/15, Pool No. 725788	1,260,493
3,295,504	6.00%, 09/01/17, Pool No. 665776	3,462,132
1,687,237	5.00%, 03/01/18, Pool No. 357369	1,759,999
2,455,509	4.50%, 08/01/18, Pool No. 254833	2,547,591
2,592,734	5.00%, 12/01/18, Pool No. 257504	2,703,735
1,724,939	4.00%, 01/01/19, Pool No. 976841	1,768,062
5,000,000	4.00%, 04/01/19, Pool No. MA0045	5,125,000
171,758	6.50%, 07/01/32, Pool No. 635069	182,386
1,893,451	4.664%, 10/01/32, Pool No. 648917 (a)	1,889,827
1,011,760	4.808%, 05/01/35, Pool No. 826242 (a)	1,035,633
1,430,095	5.066%, 01/01/36, Pool No. 848973 (a)	1,474,035
276,250	5.803%, 03/01/36, Pool No. 843396 (a)	272,529
1,357,026	5.614%, 04/01/36, Pool No. 851605 (a)	1,415,989

	Total Fannie Mae Pools	30,633,006

FREDDIE MAC POOLS – (20.84%)
570,700	4.50%, 04/01/09, Pool No. M90914	571,881
1,015,895	4.50%, 07/01/09, Pool No. M90934	1,020,246
364,606	4.50%, 10/01/09, Pool No. M80778	367,481
978,580	5.00%, 02/01/10, Pool No. M90972	989,151
4,699,699	4.00%, 03/01/10, Pool No. M80806	4,746,549
724,879	4.50%, 03/01/10, Pool No. M80807	732,577
5,380,081	4.50%, 05/01/10, Pool No. M80818	5,451,927
692,258	3.00%, 10/01/10, Pool No. M91001	690,650
749,750	4.00%, 11/01/10, Pool No. M80864	761,911
2,918,654	4.50%, 11/01/10, Pool No. M80865	2,973,591
1,094,984	4.00%, 02/01/11, Pool No. M80897	1,115,309
2,181,182	4.00%, 03/01/11, Pool No. M80903	2,221,670
871,825	5.00%, 03/01/12, Pool No. M80963	904,923
851,622	3.50%, 04/01/12, Pool No. M80974	863,010
970,762	4.00%, 12/01/12, Pool No. M81008	996,517
884,954	4.50%, 03/01/15, Pool No. B18794	910,205
1,907,830	5.50%, 12/01/18, Pool No. G11684	1,998,452
2,745,383	5.00%, 05/01/21, Pool No. G13296	2,863,177

DAVIS SERIES, INC.	Schedule of Investments
DAVIS GOVERNMENT BOND FUND - (CONTINUED)	March 31, 2009 (Unaudited)

Principal	Security	Value
MORTGAGES - (CONTINUED)
FREDDIE MAC POOLS – (CONTINUED)
$1,739,421	5.50%, 06/01/22, Pool No. G12688	$1,816,064
641,725	4.527%, 12/01/34, Pool No. 1H1238 (a)	647,277
3,626,392	4.742%, 04/01/35, Pool No. 782528 (a)	3,680,698

	Total Freddie Mac Pools	36,323,266

GINNIE MAE POOLS – (1.23%)
2,041,364	6.50%, 09/15/13, Pool No. 780856	2,142,518

	Total Ginnie Mae Pools	2,142,518

	TOTAL MORTGAGES – (Identified cost $151,329,849)	152,896,563

PRIVATE EXPORT FUNDING - (0.64%)
1,000,000	5.685%, 05/15/12	1,114,199

	TOTAL PRIVATE EXPORT FUNDING – (Identified cost $1,100,276)	1,114,199

SHORT TERM INVESTMENTS - (2.97%)
1,991,000	Banc of America Securities LLC Joint Repurchase Agreement,
	0.22%, 04/01/09, dated 03/31/09, repurchase value of $1,991,012
	(collateralized by: U.S. Government agency mortgage in a pooled cash account, 5.00%, 07/01/35, total market value $2,030,820)	1,991,000
1,594,000	Citigroup Global Markets, Inc. Joint Repurchase Agreement,
	0.15%, 04/01/09, dated 03/31/09, repurchase value of $1,594,007
	(collateralized by: U.S. Government agency mortgages in a pooled cash account, 4.00%-6.525%, 04/01/18-03/01/39, total market value $1,625,880)	1,594,000
1,194,000	Goldman, Sachs & Co. Joint Repurchase Agreement,
	0.12%, 04/01/09, dated 03/31/09, repurchase value of $1,194,004
	(collateralized by: U.S. Government agency mortgages in a pooled cash account, 4.00%-8.50%, 04/01/15-03/01/39, total market value $1,217,880)	1,194,000
398,000	Mizuho Securities USA, Inc., Joint Repurchase Agreement,
	0.30%, 04/01/09, dated 03/31/09, repurchase value of $398,003
	(collateralized by: U.S. Government obligation in a pooled cash account, 3.875%, 09/15/10, total market value $405,960)	398,000

	TOTAL SHORT TERM INVESTMENTS – (Identified cost $5,177,000)	5,177,000

	Total Investments – (100.03%) – (Identified cost $172,464,884) – (b)	174,320,468
	Liabilities Less Other Assets – (0.03%)	(50,196)

	Net Assets – (100.00%)	$174,270,272

(a)	The interest rates on adjustable rate securities, shown as of March 31, 2009, may change daily or less frequently and are based on indices of market interest rates.
(b)	Aggregate cost for federal income tax purposes is $172,464,884. At March 31, 2009 unrealized appreciation (depreciation) of securities for federal income tax purposes is as follows:
	Unrealized appreciation	$2,024,822
	Unrealized depreciation	(169,238)

	Net unrealized appreciation	$1,855,584

Please refer to "Notes to Schedule of Investments" on page 21 for the Fund's policy regarding valuation of investments.
For information regarding the Fund's other significant accounting policies, please refer to the Fund's most recent Semi-Annual or Annual Shareholder Report.

DAVIS SERIES, INC.	Schedule of Investments
DAVIS GOVERNMENT MONEY MARKET FUND	March 31, 2009 (Unaudited)

Principal	Security	Value
FANNIE MAE - (6.44%)
$2,400,000	3.85%, 04/14/09	$2,401,282
600,000	4.02%, 04/20/09	600,344
7,000,000	3.00%, 05/01/09 (a)	6,982,500
300,000	4.25%, 05/15/09	300,832
1,450,000	6.375%, 06/15/09	1,467,548
10,000,000	1.0238%, 07/28/09 (b)	10,016,203
500,000	0.60%, 08/19/09 (a)	498,833
509,000	6.625%, 09/15/09	519,395
500,000	4.01%, 10/21/09	509,504
500,000	4.00%, 10/28/09	509,347

	TOTAL FANNIE MAE – (Identified cost $23,805,788)	23,805,788

FEDERAL FARM CREDIT BANK - (4.01%)
300,000	4.875%, 04/13/09	300,157
1,000,000	4.125%, 04/15/09	1,000,418
12,000,000	1.15%, 06/02/09 (b)	12,006,764
500,000	4.125%, 07/17/09	501,036
1,000,000	4.75%, 08/03/09	1,006,576

	TOTAL FEDERAL FARM CREDIT BANK – (Identified cost $14,814,951)	14,814,951

FEDERAL HOME LOAN BANK - (35.45%)
5,000,000	0.45%, 04/03/09 (b)	5,000,000
5,200,000	3.24%, 04/03/09	5,200,019
5,000,000	0.45%, 04/08/09 (b)	5,000,000
2,000,000	3.00%, 04/15/09	2,000,030
1,000,000	4.00%, 04/21/09	1,000,583
1,250,000	5.863%, 04/22/09	1,252,320
3,500,000	5.00%, 04/23/09	3,504,841
1,500,000	2.32%, 04/28/09	1,501,289
1,800,000	2.60%, 05/14/09	1,799,395
4,000,000	4.25%, 05/15/09	4,008,321
1,000,000	1.046%, 05/18/09 (b)	999,381
300,000	4.25%, 05/26/09	301,682
1,700,000	2.75%, 06/04/09	1,698,641
3,000,000	5.125%, 06/04/09	3,024,501
2,590,000	5.25%, 06/12/09	2,605,563
12,500,000	3.05%, 06/18/09	12,498,500
2,200,000	5.25%, 06/19/09	2,216,032
7,740,000	3.14%, 06/22/09	7,786,281
300,000	6.73%, 06/22/09	304,112
3,000,000	3.00%, 06/23/09	3,017,246
2,360,000	5.375%, 07/17/09	2,382,880
500,000	4.50%, 08/11/09	506,553
500,000	5.25%, 09/11/09	505,660
610,000	5.00%, 09/18/09	622,039
8,000,000	2.25%, 10/02/09	8,062,396
6,790,000	4.50%, 10/09/09	6,926,660
11,600,000	1.185%, 10/13/09 (b)	11,621,490
700,000	4.75%, 10/20/09	716,088
5,000,000	0.80%, 11/13/09 (a)	4,974,889

DAVIS SERIES, INC.	Schedule of Investments
DAVIS GOVERNMENT MONEY MARKET FUND - (CONTINUED)	March 31, 2009 (Unaudited)

Principal	Security	Value
FEDERAL HOME LOAN BANK - (CONTINUED)
$500,000	4.00%, 11/13/09	$510,454
5,000,000	0.83%, 11/18/09 (a)	4,973,371
8,000,000	0.80%, 11/24/09	8,000,000
500,000	4.75%, 12/11/09	514,076
8,000,000	0.76%, 01/27/10 (b)	8,000,000
8,000,000	0.71%, 02/02/10 (b)	8,000,000

	TOTAL FEDERAL HOME LOAN BANK – (Identified cost $131,035,293)	131,035,293

FREDDIE MAC - (6.61%)
6,660,000	3.375%, 04/15/09	6,661,859
910,000	3.00%, 05/04/09 (a)	907,497
565,000	5.25%, 05/21/09	568,797
2,300,000	5.00%, 06/11/09	2,307,984
1,000,000	4.25%, 07/15/09	1,008,114
6,325,000	6.625%, 09/15/09	6,494,179
4,000,000	0.70%, 09/25/09 (a)	3,986,233
2,500,000	0.54%, 11/09/09 (a)	2,491,675

	TOTAL FREDDIE MAC – (Identified cost $24,426,338)	24,426,338

MORTGAGES - (5.59%)
FANNIE MAE POOLS – (0.09%)
336,423	4.50%, 03/01/10, Pool No. 254678	342,975

	Total Fannie Mae Pools	342,975

FREDDIE MAC POOLS – (5.50%)
2,056,390	3.50%, 04/01/09, Pool No. M90913	2,056,390
2,663,268	4.50%, 04/01/09, Pool No. M90914	2,663,268
2,382,885	4.50%, 08/01/09, Pool No. M90941	2,403,637
660,082	5.00%, 09/01/09, Pool No. M80770	667,544
3,004,862	4.50%, 10/01/09, Pool No. M80778	3,039,767
1,408,089	5.00%, 11/01/09, Pool No. M80779	1,421,884
7,736,509	4.50%, 01/01/10, Pool No. M80792	7,851,221
202,376	4.50%, 01/01/10, Pool No. M90967	205,805

	Total Freddie Mac Pools	20,309,516

	TOTAL MORTGAGES – (Identified cost $20,652,491)	20,652,491

REPURCHASE AGREEMENTS - (41.56%)
59,066,000	Banc of America Securities LLC Joint Repurchase Agreement,
	0.22%, 04/01/09, dated 03/31/09, repurchase value of $59,066,361
	(collateralized by: U.S. Government agency mortgage in a pooled cash account, 5.00%, 07/01/35, total market value $60,247,320)	59,066,000
47,298,000	Citigroup Global Markets, Inc. Joint Repurchase Agreement,
	0.15%, 04/01/09, dated 03/31/09, repurchase value of $47,298,197
	(collateralized by: U.S. Government agency mortgages in a pooled cash account, 4.00%-6.525%, 04/01/18-03/01/39, total market value $48,243,960)	47,298,000

DAVIS SERIES, INC.	Schedule of Investments
DAVIS GOVERNMENT MONEY MARKET FUND - (CONTINUED)	March 31, 2009 (Unaudited)

Principal	Security	Value
REPURCHASE AGREEMENTS - (CONTINUED)
$35,440,000	Goldman, Sachs & Co. Joint Repurchase Agreement,
	0.12%, 04/01/09, dated 03/31/09, repurchase value of $35,440,118
	(collateralized by: U.S. Government agency mortgages in a pooled cash account, 4.00%-8.50%, 04/01/15-03/01/39, total market value $36,148,800)	$35,440,000
11,813,000	Mizuho Securities USA, Inc., Joint Repurchase Agreement,
	0.30%, 04/01/09, dated 03/31/09, repurchase value of $11,813,098
	(collateralized by: U.S. Government obligation in a pooled cash account, 3.875%, 09/15/10, total market value $12,049,260)	11,813,000

	TOTAL REPURCHASE AGREEMENTS – (Identified cost $153,617,000)	153,617,000

	Total Investments – (99.66%) – (Identified cost $368,351,861) – (c)	368,351,861
	Other Assets Less Liabilities – (0.34%)	1,250,106

	Net Assets – (100.00%)	$369,601,967

(a)	Zero coupon bonds reflect the effective yield on the date of purchase.
(b)

The interest rates on floating rate securities, shown as of March 31, 2009, may change daily or less frequently and are based on indices of market interest rates. For purposes of amortized cost valuation, the maturity dates of these securities are considered to be the effective maturities, based on the reset dates of the securities' variable rates.

(c)	Aggregate cost for federal income tax purposes is $368,351,861.
Please refer to "Notes to Schedule of Investments" on page 21 for the Fund's policy regarding valuation of investments.
For information regarding the Fund's other significant accounting policies, please refer to the Fund's most recent Semi-Annual or Annual Shareholder Report.

DAVIS SERIES, INC.	Schedule of Investments
DAVIS FINANCIAL FUND	March 31, 2009 (Unaudited)

Shares	Security	Value
COMMON STOCK - (98.93%)
CONSUMER DISCRETIONARY – (1.67%)
Consumer Services – (1.67%)
402,100	H&R Block, Inc.	$7,314,199

	Total Consumer Discretionary	7,314,199

ENERGY – (4.74%)
540,100	Canadian Natural Resources Ltd. (Canada)	20,826,256

	Total Energy	20,826,256

FINANCIALS – (85.39%)
Banks – (9.57%)
	Commercial Banks – (9.57%)
150,700	ICICI Bank Ltd., ADR (India)	2,002,803
459,950	State Bank of India Ltd., GDR (India)	18,864,795
1,485,800	Wells Fargo & Co.	21,157,792

		42,025,390

Diversified Financials – (37.48%)
	Capital Markets – (19.24%)
393,500	Ameriprise Financial, Inc.	8,062,815
958,200	Bank of New York Mellon Corp.	27,069,150
737,300	Brookfield Asset Management Inc., Class A (Canada)	10,159,994
143,200	Charles Schwab Corp.	2,218,168
157,400	Goldman Sachs Group, Inc.	16,687,548
770,500	Julius Baer Holding AG (Switzerland)	18,931,806
47,200	T. Rowe Price Group Inc.	1,359,360

		84,488,841

	Consumer Finance – (6.44%)
1,949,000	American Express Co.	26,564,870
1,351,000	First Marblehead Corp. *	1,742,790

		28,307,660

	Diversified Financial Services – (11.80%)
137,820	Bank of America Corp.	939,932
154,060	JPMorgan Chase & Co.	4,094,915
872,600	Moody's Corp.	19,999,992
1,102,000	Oaktree Capital Group LLC, Class A (a)	14,877,000
106,400	RHJ International (Belgium)*	380,514
396,550	RHJ International, 144A (Belgium)*(b)(c)	1,416,278
182,000	Visa Inc., Class A	10,119,200

		51,827,831

		164,624,332

Insurance – (38.34%)
	Life & Health Insurance – (3.41%)
304,733	China Life Insurance Co., Ltd., ADR (China)	15,005,053

	Multi-line Insurance – (7.40%)
1,470,600	Loews Corp.	32,500,260

	Property & Casualty Insurance – (12.58%)
201,500	ACE Ltd.	8,140,600
214,300	FPIC Insurance Group, Inc. *	7,932,315
79,200	Markel Corp. *	22,483,296
1,244,000	Progressive Corp. (Ohio) *	16,719,360

		55,275,571

DAVIS SERIES, INC.	Schedule of Investments
DAVIS FINANCIAL FUND - (CONTINUED)	March 31, 2009 (Unaudited)

Shares/Principal	Security	Value
COMMON STOCK - (CONTINUED)
FINANCIALS – (CONTINUED)
Insurance – (Continued)
Reinsurance – (14.95%)
225,000	Everest Re Group, Ltd.	$15,930,000
1,394,187	Transatlantic Holdings, Inc.	49,730,650

		65,660,650

		168,441,534

	Total Financials	375,091,256

INDUSTRIALS – (4.25%)
Commercial & Professional Services – (4.25%)
242,650	D&B Corp.	18,684,050

	Total Industrials	18,684,050

MATERIALS – (2.88%)
918,000	Sealed Air Corp.	12,668,400

	Total Materials	12,668,400

	TOTAL COMMON STOCK – (Identified cost $498,761,611)	434,584,161

SHORT TERM INVESTMENTS - (1.11%)
$1,872,000	Banc of America Securities LLC Joint Repurchase Agreement,
	0.22%, 04/01/09, dated 03/31/09, repurchase value of $1,872,011
	(collateralized by: U.S. Government agency mortgage in a pooled cash account, 5.00%, 07/01/35, total market value $1,909,440)	1,872,000
1,499,000	Citigroup Global Markets, Inc. Joint Repurchase Agreement,
	0.15%, 04/01/09, dated 03/31/09, repurchase value of $1,499,006
	(collateralized by: U.S. Government agency mortgages in a pooled cash account, 4.00%-6.525%, 04/01/18-03/01/39, total market value $1,528,980)	1,499,000
1,123,000	Goldman, Sachs & Co. Joint Repurchase Agreement,
	0.12%, 04/01/09, dated 03/31/09, repurchase value of $1,123,004
	(collateralized by: U.S. Government agency mortgages in a pooled cash account, 4.00%-8.50%, 04/01/15-03/01/39, total market value $1,145,460)	1,123,000
374,000	Mizuho Securities USA, Inc., Joint Repurchase Agreement,
	0.30%, 04/01/09, dated 03/31/09, repurchase value of $374,003
	(collateralized by: U.S. Government obligation in a pooled cash account, 3.875%, 09/15/10, total market value $381,480)	374,000

	TOTAL SHORT TERM INVESTMENTS – (Identified cost $4,868,000)	4,868,000

	Total Investments – (100.04%) – (Identified cost $503,629,611) – (d)	439,452,161
	Liabilities Less Other Assets – (0.04%)	(196,669)

	Net Assets – (100.00%)	$439,255,492

ADR: American Depositary Receipt
GDR: Global Depositary Receipt
*	Non-Income producing security.
(a)

Illiquid Security – Securities may be considered illiquid if they lack a readily available market or if valuation has not changed for a certain period of time. The aggregate value of illiquid securities amounted to $14,877,000, or 3.39% of the Fund’s net assets as of March 31, 2009.

DAVIS SERIES, INC.	Schedule of Investments
DAVIS FINANCIAL FUND - (CONTINUED)	March 31, 2009 (Unaudited)

(b)

These securities are subject to Rule 144A. The Board of Directors of the Fund has determined that there is sufficient liquidity in these securities to realize current valuations. These securities amounted to $1,416,278, or 0.32% of the Fund's net assets, as of March 31, 2009.

(c)

Restricted securities are not registered under the Securities Act of 1933 and may have contractual restrictions on resale. They are valued under methods approved by the Board of Directors as reflecting fair value. The aggregate value of restricted securities amounted to $1,416,278, or 0.32% of the Fund’s net assets as of March 31, 2009.

(d)	Aggregate cost for federal income tax purposes is $503,688,858. At March 31, 2009 unrealized appreciation (depreciation) of securities for federal income tax purposes is as follows:
	Unrealized appreciation	$80,458,259
	Unrealized depreciation	(144,694,956)

	Net unrealized depreciation	$(64,236,697)

Please refer to "Notes to Schedule of Investments" on page 21 for the Fund's policy regarding valuation of investments.
For information regarding the Fund's other significant accounting policies, please refer to the Fund's most recent Semi-Annual or Annual Shareholder Report.

DAVIS SERIES, INC.	Schedule of Investments
DAVIS APPRECIATION & INCOME FUND	March 31, 2009 (Unaudited)

Shares	Security	Value
COMMON STOCK - (46.14%)
CONSUMER DISCRETIONARY – (8.82%)
Media – (1.35%)
525,000	News Corp., Class A	$3,475,500
115,000	News Corp., Class B	884,925

		4,360,425

Retailing – (7.47%)
86,213	Amazon.com, Inc. *	6,329,758
419,900	Kohl's Corp. *	17,770,168

		24,099,926

	Total Consumer Discretionary	28,460,351

CONSUMER STAPLES – (10.23%)
Food & Staples Retailing – (4.97%)
953,800	Whole Foods Market, Inc. *	16,028,609

Food, Beverage & Tobacco – (3.31%)
1,137,300	Tyson Foods, Inc., Class A	10,679,247

Household & Personal Products – (1.95%)
327,200	Avon Products, Inc.	6,292,056

	Total Consumer Staples	32,999,912

ENERGY – (4.59%)
226,000	Devon Energy Corp.	10,099,940
472,000	Nabors Industries Ltd. *	4,715,280

	Total Energy	14,815,220

FINANCIALS – (3.96%)
Diversified Financials – (2.70%)
Consumer Finance – (1.29%)
305,000	American Express Co.	4,157,150

Diversified Financial Services – (1.41%)
668,476	Bank of America Corp.	4,559,006

		8,716,156

Insurance – (0.19%)
	Property & Casualty Insurance – (0.19%)
772,300	Ambac Financial Group, Inc. *	602,394

Real Estate – (1.07%)
510,040	Forest City Enterprises, Inc., Class A *	1,836,144
150,000	SL Green Realty Corp.	1,620,000

		3,456,144

	Total Financials	12,774,694

HEALTH CARE – (2.34%)
Health Care Equipment & Services – (2.34%)
196,500	Universal Health Services, Inc., Class B	7,533,810

	Total Health Care	7,533,810

INDUSTRIALS – (10.92%)
Capital Goods – (7.87%)
431,200	General Electric Co.	4,359,432
638,400	Masco Corp.	4,456,032
733,290	Quanta Services, Inc. *	15,729,071
200,000	United Rentals, Inc. *	842,000

		25,386,535

DAVIS SERIES, INC.	Schedule of Investments
DAVIS APPRECIATION & INCOME FUND - (CONTINUED)	March 31, 2009 (Unaudited)

Shares	Security	Value
COMMON STOCK - (CONTINUED)
INDUSTRIALS – (CONTINUED)
Commercial & Professional Services – (3.05%)
120,000	School Specialty, Inc. *	$2,110,200
300,000	Waste Connections, Inc. *	7,710,000

		9,820,200

	Total Industrials	35,206,735

INFORMATION TECHNOLOGY – (2.56%)
Semiconductors & Semiconductor Equipment – (2.56%)
457,900	Fairchild Semiconductor International, Inc. *	1,707,967
170,000	Intel Corp.	2,556,800
296,700	International Rectifier Corp. *	4,008,417

		8,273,184

	Total Information Technology	8,273,184

MATERIALS – (1.67%)
390,000	Sealed Air Corp.	5,382,000

	Total Materials	5,382,000

UTILITIES – (1.05%)
580,700	AES Corp. *	3,373,867

	Total Utilities	3,373,867

	TOTAL COMMON STOCK – (Identified cost $338,433,464)	148,819,773

CONVERTIBLE PREFERRED STOCK - (12.63%)
FINANCIALS – (6.84%)
Diversified Financials – (3.38%)
	Diversified Financial Services – (3.38%)
400,000	Citigroup Inc., 6.50%, Conv. Pfd.	10,925,000

Real Estate – (3.46%)
540,000	Digital Realty Trust, Inc., 5.50%, Series D, Cum. Conv. Pfd.	11,154,348

	Total Financials	22,079,348

INDUSTRIALS – (1.08%)
Capital Goods – (0.38%)
109,741	United Rentals Trust I, 6.50%, Conv. Pfd.	1,214,010

Transportation – (0.70%)
161,300	Continental Airlines Finance Trust II, 6.00%, Cum. Conv. Pfd.	2,268,281

	Total Industrials	3,482,291

MATERIALS – (1.61%)
80,000	Freeport-McMoRan Copper & Gold, Inc., 6.75%, Conv. Pfd.	5,180,000

	Total Materials	5,180,000

UTILITIES – (3.10%)
288,810	AES Trust III, 6.75%, Conv. Pfd.	9,987,050

	Total Utilities	9,987,050

	TOTAL CONVERTIBLE PREFERRED STOCK – (Identified cost $55,963,432)	40,728,689

DAVIS SERIES, INC.	Schedule of Investments
DAVIS APPRECIATION & INCOME FUND - (CONTINUED)	March 31, 2009 (Unaudited)

Principal	Security	Value
CONVERTIBLE BONDS - (34.54%)
CONSUMER DISCRETIONARY – (3.05%)
Media – (3.05%)
$16,050,000	News America Inc., Conv. Notes, Zero coupon, 3.38%, 02/28/21 (a)(b)(c)	$9,843,465

	Total Consumer Discretionary	9,843,465

CONSUMER STAPLES – (3.85%)
Food, Beverage & Tobacco – (3.85%)
14,000,000	Tyson Foods, Inc., Conv. Sr. Notes, 3.25%, 10/15/13	12,425,000

	Total Consumer Staples	12,425,000

ENERGY – (0.69%)
2,500,000	Nabors Industries Inc., Conv. Sr. Notes, 0.94%, 05/15/11	2,225,000

	Total Energy	2,225,000

FINANCIALS – (9.55%)
Real Estate – (9.55%)
7,750,000	Digital Realty Trust, Inc., 144A Conv. Sr. Notes, 4.125%, 08/15/26 (d)	8,718,750
23,000,000	Forest City Enterprises, Inc., Class A, Conv. Sr. Notes, 3.625%, 10/15/11	13,110,000
10,000,000	Reckson Operating Partnership, L.P., Conv. Sr. Notes (Convertible into SL Green Realty Corp.), 4.00%, 06/15/25	8,962,500

		30,791,250

	Total Financials	30,791,250

HEALTH CARE – (1.08%)
Pharmaceuticals, Biotechnology & Life Sciences – (1.08%)
3,900,000	Valeant Pharmaceuticals International, Conv. Sub. Notes, 4.00%, 11/15/13	3,471,000

	Total Health Care	3,471,000

INDUSTRIALS – (11.33%)
Capital Goods – (0.86%)
3,720,000	United Rentals North America Inc., Conv. Sr. Sub., 1.875%, 10/15/23	2,771,400

Commercial & Professional Services – (10.47%)
8,500,000	School Specialty, Inc., Conv. Sub. Deb., 3.75%, 11/30/26	5,780,000
22,101,000	School Specialty, Inc., Conv. Sub. Notes, 3.75%/Zero coupon, 08/01/23 (e)	18,785,850
9,000,000	Waste Connections, Inc., Conv. Sr. Notes, 3.75%, 04/01/26	9,205,650

		33,771,500

	Total Industrials	36,542,900

INFORMATION TECHNOLOGY – (2.67%)
Semiconductors & Semiconductor Equipment – (2.67%)
10,500,000	Intel Corp., Conv. Sub. Deb., 2.95%, 12/15/35	8,610,000

	Total Information Technology	8,610,000

MATERIALS – (2.32%)
8,000,000	Sealed Air Corp., 144A, Conv. Sr. Notes, 3.00%, 06/30/33 (d)	7,490,000

	Total Materials	7,490,000

	TOTAL CONVERTIBLE BONDS – (Identified cost $135,606,165)	111,398,615

CORPORATE BOND - (3.44%)
CONSUMER DISCRETIONARY – (0.94%)
Retailing – (0.94%)
3,300,000	Kohl's Corp., Sr. Notes, 6.25%, 12/15/17	3,036,426

	Total Consumer Discretionary	3,036,426

DAVIS SERIES, INC.	Schedule of Investments
DAVIS APPRECIATION & INCOME FUND - (CONTINUED)	March 31, 2009 (Unaudited)

Principal	Security	Value
CORPORATE BOND - (CONTINUED)
FINANCIALS – (0.11%)
Real Estate – (0.11%)
$14,000,000	Thornburg Mortgage, Inc., Sr. Notes, 8.00%, 05/15/13 (a)	$332,500

	Total Financials	332,500

INDUSTRIALS – (2.39%)
Capital Goods – (2.39%)
12,000,000	Masco Corp., 6.125%, 10/03/16	7,711,608

	TOTAL INDUSTRIALS	7,711,608

	TOTAL CORPORATE BONDS – (Identified cost $27,477,972)	11,080,534

SHORT TERM INVESTMENTS - (0.45%)
1,469,000	State Street Corporation Repurchase Agreement,
	0.01%, 04/01/09, dated 03/31/2009, repurchase value of $1,469,000
	(collateralized by: $1,469,000 par value Fannie Mae, 5.276%, 06/01/35, Pool No. 735823, total market value $1,500,903)	1,469,000

	TOTAL SHORT TERM INVESTMENTS – (Identified cost $1,469,000)	1,469,000

	Total Investments – (97.20%) – (Identified cost $558,950,033) – (f)	313,496,611
	Other Assets Less Liabilities – (2.80%)	9,018,475

	Net Assets – (100.00%)	$322,515,086

*	Non-Income producing security.
(a)

Illiquid Security – Securities may be considered illiquid if they lack a readily available market or if valuation has not changed for a certain period of time. The aggregate value of illiquid securities amounted to $10,175,965, or 3.16% of the Fund’s net assets as of March 31, 2009.

(b)

As of March 31, 2009, zero coupon bonds represented $9,843,465, or 3.05% of the Fund's net assets. Because zero coupon bonds pay no interest their value is generally more volatile than the value of other debt securities.

(c)	Zero coupon bonds reflect the effective yield on the date of purchase.
(d)

These securities are subject to Rule 144A. The Board of Directors of the Fund has determined that there is sufficient liquidity in these securities to realize current valuations. These securities amounted to $16,208,750, or 5.03% of the Fund's net assets, as of March 31, 2009.

(e)	Represents a step-down bond: a bond that pays one coupon rate for an initial period followed by a lower coupon rate.
(f)	Aggregate cost for federal income tax purposes is $559,137,529. At March 31, 2009 unrealized appreciation (depreciation) of securities for federal income tax purposes is as follows:
	Unrealized appreciation	$7,585,717
	Unrealized depreciation	(253,226,635)

	Net unrealized depreciation	$(245,640,918)

Please refer to "Notes to Schedule of Investments" on page 21 for the Fund's policy regarding valuation of investments.
For information regarding the Fund's other significant accounting policies, please refer to the Fund's most recent Semi-Annual or Annual Shareholder Report.

DAVIS SERIES, INC.	Schedule of Investments
DAVIS REAL ESTATE FUND	March 31, 2009 (Unaudited)

Shares	Security	Value
COMMON STOCK - (84.39%)
FINANCIALS – (76.75%)
Diversified Financials – (2.18%)
Capital Markets – (2.18%)
283,450	Brookfield Asset Management Inc., Class A (Canada)	$3,905,941

Real Estate – (74.57%)
Real Estate Investment Trusts (REITs) – (65.89%)
	Diversified REITs – (5.33%)
1,158,300	Cousins Properties, Inc.	7,459,452
111,000	Liberty Property Trust	2,102,340

		9,561,792

	Industrial REITs – (3.45%)
145,000	AMB Property Corp.	2,088,000
1,291,200	DCT Industrial Trust Inc.	4,093,104

		6,181,104

	Office REITs – (24.37%)
351,613	Alexandria Real Estate Equities, Inc.	12,798,713
442,638	Corporate Office Properties Trust	10,990,702
326,400	Digital Realty Trust, Inc.	10,829,952
546,500	Douglas Emmett, Inc.	4,038,635
45,000	Kilroy Realty Corp.	773,550
393,100	SL Green Realty Corp.	4,245,480

		43,677,032

	Residential REITs – (9.38%)
533,200	American Campus Communities, Inc.	9,256,352
131,800	Essex Property Trust, Inc.	7,557,412

		16,813,764

	Retail REITs – (12.44%)
409,600	CBL & Associates Properties, Inc.	966,656
176,700	Federal Realty Investment Trust	8,128,200
252,193	Simon Property Group, Inc.	8,735,965
262,100	Taubman Centers, Inc.	4,466,184

		22,297,005

	Specialized REITs – (10.92%)
1,222,847	Cogdell Spencer, Inc. (a)	6,236,520
747,300	Host Hotels & Resorts Inc. *	2,929,416
373,300	LaSalle Hotel Properties	2,180,072
364,000	Ventas, Inc.	8,230,040

		19,576,048

		118,106,745

Real Estate Management & Development – (8.68%)
	Diversified Real Estate Activities – (4.47%)
478,750	St. Joe Co. *	8,014,275

	Real Estate Operating Companies – (4.21%)
2,082,154	Forest City Enterprises, Inc., Class A *	7,495,754
519,800	Minerva PLC (United Kingdom)*	50,410

		7,546,164

		15,560,439

		133,667,184

	Total Financials	137,573,125

DAVIS SERIES, INC.	Schedule of Investments
DAVIS REAL ESTATE FUND - (CONTINUED)	March 31, 2009 (Unaudited)

Shares/Principal	Security	Value
COMMON STOCK - (CONTINUED)
INDUSTRIALS – (7.64%)
Transportation – (7.64%)
320,800	Alexander & Baldwin, Inc.	$6,104,824
126,100	Burlington Northern Santa Fe Corp.	7,584,915

		13,689,739

	Total Industrials	13,689,739

	TOTAL COMMON STOCK – (Identified cost $327,894,486)	151,262,864

PREFERRED STOCK - (5.43%)
FINANCIALS – (5.43%)
Real Estate – (5.43%)
Real Estate Investment Trusts (REITs) – (5.43%)
	Industrial REITs – (1.35%)
171,000	AMB Property Corp., 6.75%, Series M	2,423,070

	Office REITs – (3.17%)
79,500	Digital Realty Trust, Inc., 5.50%, Series D, Cum. Conv. Pfd.	1,642,168
71,693	Digital Realty Trust, Inc., 8.50%, Series A	1,254,807
280,910	SL Green Realty Corp., 7.625%, Series C	2,784,520

		5,681,495

	Residential REITs – (0.49%)
43,700	Equity Residential, 7.00%, Series E, Cum. Conv. Pfd.	874,000

	Retail REITs – (0.42%)
114,160	CBL & Associates Properties, Inc., 7.375%, Series D	746,892

	Total Financials	9,725,457

	TOTAL PREFERRED STOCK – (Identified cost $9,906,971)	9,725,457

CONVERTIBLE BONDS - (2.17%)
FINANCIALS – (2.17%)
Real Estate – (2.17%)
Real Estate Investment Trusts (REITs) – (2.17%)
	Industrial REITs – (1.75%)
$5,727,000	Prologis, Conv. Sr. Notes, 2.25%, 04/01/37	3,128,374

	Office REITs – (0.42%)
1,230,000	SL Green Realty Corp., 144A Conv. Sr. Notes, 3.00%, 03/30/27 (b)	761,062

	Total Financials	3,889,436

	TOTAL CONVERTIBLE BONDS – (Identified cost $3,460,814)	3,889,436

SHORT TERM INVESTMENTS - (7.79%)
5,365,000	Banc of America Securities LLC Joint Repurchase Agreement,
	0.22%, 04/01/09, dated 03/31/09, repurchase value of $5,365,033
	(collateralized by: U.S. Government agency mortgage in a pooled cash account, 5.00%, 07/01/35, total market value $5,472,300)	5,365,000
4,297,000	Citigroup Global Markets, Inc. Joint Repurchase Agreement,
	0.15%, 04/01/09, dated 03/31/09, repurchase value of $4,297,018
	(collateralized by: U.S. Government agency mortgages in a pooled cash account, 4.00%-6.525%, 04/01/18-03/01/39, total market value $4,382,940)	4,297,000

DAVIS SERIES, INC.	Schedule of Investments
DAVIS REAL ESTATE FUND - (CONTINUED)	March 31, 2009 (Unaudited)

Principal	Security	Value
SHORT TERM INVESTMENTS - (CONTINUED)
$3,219,000	Goldman, Sachs & Co. Joint Repurchase Agreement,
	0.12%, 04/01/09, dated 03/31/09, repurchase value of $3,219,011
	(collateralized by: U.S. Government agency mortgages in a pooled cash account, 4.00%-8.50%, 04/01/15-03/01/39, total market value $3,283,380)	$3,219,000
1,073,000	Mizuho Securities USA, Inc., Joint Repurchase Agreement,
	0.30%, 04/01/09, dated 03/31/09, repurchase value of $1,073,009
	(collateralized by: U.S. Government obligation in a pooled cash account, 3.875%, 09/15/10, total market value $1,094,460)	1,073,000

	TOTAL SHORT TERM INVESTMENTS – (Identified cost $13,954,000)	13,954,000

	Total Investments – (99.78%) – (Identified cost $355,216,271) – (c)	178,831,757
	Other Assets Less Liabilities – (0.22%)	401,252

	Net Assets – (100.00%)	$179,233,009

*	Non-Income producing security.
(a)

Affiliated Company. Represents ownership of at least 5% of the voting securities of the issuer and is an affiliate, as defined in the Investment Company Act of 1940, at or during the period ended March 31, 2009. The aggregate fair value of the securities of affiliated companies held by the Fund as of March 31, 2009, amounts to $6,236,520. Transactions during the period in which the issuers were affiliates are as follows:

Security	Shares December 31, 2008	Gross Additions	Gross Reductions	Shares March 31, 2009	Dividend Income
Cogdell Spencer, Inc.	–	1,222,847	–	1,222,847	$550,281

(b)

This security is subject to Rule 144A. The Board of Directors of the Fund has determined that there is sufficient liquidity in this security to realize current valuations. This security amounted to $761,062, or 0.42% of the Fund's net assets, as of March 31, 2009.

(c)	Aggregate cost for federal income tax purposes is $355,461,399. At March 31, 2009 unrealized appreciation (depreciation) of securities for federal income tax purposes is as follows:
	Unrealized appreciation	$1,492,103
	Unrealized depreciation	(178,121,745)

	Net unrealized depreciation	$(176,629,642)

Please refer to "Notes to Schedule of Investments" on page 21 for the Fund's policy regarding valuation of investments.
For information regarding the Fund's other significant accounting policies, please refer to the Fund's most recent Semi-Annual or Annual Shareholder Report.

DAVIS SERIES, INC.	Notes to Schedule of Investments
March 31, 2009 (Unaudited)

Security Valuation - The Funds calculate the net asset value of their shares as of the close of the New York Stock Exchange (“Exchange”), normally 4:00 P.M. Eastern time, on each day the Exchange is open for business. Securities listed on the Exchange (and other national exchanges) are valued at the last reported sales price on the day of valuation. Securities traded in the over-the-counter market (e.g. NASDAQ) and listed securities for which no sale was reported on that date are stated at the average of closing bid and asked prices. Securities traded on foreign exchanges are valued based upon the last sales price on the principal exchange on which the security is traded prior to the time when the Funds’ assets are valued. Securities (including restricted securities) for which market quotations are not readily available are valued at their fair value. Securities whose values have been materially affected by what Davis Selected Advisers, L.P. (“Davis Advisors” or “Adviser”), the Funds’ investment adviser, identifies as a significant event occurring before the Funds’ assets are valued but after the close of their respective exchanges will be fair valued. Fair value is determined in good faith using consistently applied procedures under the supervision of the Board of Directors. Short-term securities purchased within 60 days to maturity are valued at amortized cost, which approximates market value. The value of short-term securities originally purchased with maturities greater than 60 days, are valued at market value. For Davis Government Money Market Fund, in compliance with Rule 2a-7 of the Investment Company Act of 1940, securities are valued at amortized cost, which approximates market value. These valuation procedures are reviewed and subject to approval by the Board of Directors.

Fair Value Measurements - The Funds adopted Financial Accounting Standards Board Statement of Financial Accounting Standards No. 157, Fair Value Measurements (“FAS 157”), effective January 1, 2008. In accordance with FAS 157, fair value is defined as the price that the Funds would receive upon selling an investment in an orderly transaction to an independent buyer in the principal or most advantageous market of the investment. FAS 157 established a three-tier hierarchy for measuring fair value of assets and liabilities. The three-tier hierarchy of inputs is summarized in the three broad levels listed below.

Level 1 –	quoted prices in active markets for identical securities
Level 2 –	other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
Level 3 –	significant unobservable inputs (including Fund’s own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. Money market securities are valued using amortized cost, in accordance with rules under the Investment Company Act of 1940. Generally, amortized cost approximates the current fair value of a security, but since the value is not obtained from a quoted price in an active market, such securities are reflected as Level 2.

The following is a summary of the inputs used as of March 31, 2009 in valuing each Fund’s investments carried at value:

	Investments in Securities at Value
				Davis			Davis
	Davis		Davis	Government	Davis		Appreciation	Davis
	Opportunity		Government	Money Market	Financial		& Income	Real Estate
	Fund		Bond Fund	Fund	Fund		Fund	Fund
Valuation inputs
Level 1 – Quoted Prices	$334,318,979		$–	$–	$381,530,046		$174,911,823	$159,295,743
Level 2 – Other Significant
Observable Inputs	57,006,055	*	174,320,468	368,351,861	57,922,115	*	138,584,788	19,536,014	*
Level 3 – Significant Unobservable
Inputs	–		–	–	–		–	–
Total	$391,325,034		$174,320,468	$368,351,861	$439,452,161		$313,496,611	$178,831,757

*Includes certain securities trading primarily outside the U.S. whose value the Fund adjusted as a result of significant market movements following the close of local trading.

ITEM 2. CONTROLS AND PROCEDURES

(a)

The registrant's principal executive officer and principal financial officer have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended) are effective as of a date within 90 days of the filing date of this report.

(b)	There have been no significant changes in the registrant's internal controls or in other factors that could significantly affect these controls.

ITEM 3. EXHIBITS

EX-99.CERT - Section 302 Certification

Signatures

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

DAVIS SERIES, INC.

By /s/ Kenneth C. Eich

Kenneth C. Eich

Principal Executive Officer

Date: May 29, 2009

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By /s/ Kenneth C. Eich

Kenneth C. Eich

Principal Executive Officer

Date: May 29, 2009

By /s/ Douglas A. Haines

Douglas A. Haines

Principal Financial officer

Date: May 29, 2009